SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Additional Information) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Jan. 31, 2017	Feb. 17, 2016 USD ($)	Feb. 17, 2016 CNY (¥)	Dec. 31, 2013 USD ($)
Basis of presentation
Working capital	$ 176,400,000
Cash and cash equivalents	15,987,478	$ 14,490,011	$ 7,068,483				$ 7,831,084
Short-term bank borrowings, including current portion of long-term bank borrowings	105,980,320	123,936,995
Capital commitments relating to purchases of property, plant and equipment	$ 4,700,000
Consecutive years in which net income and positive cash flow from operations generated	3 years
Current Ratio	0.3
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	$ 98,671,937	66,426,213	45,619,729
Restricted cash
Restricted cash	15,893,467	19,062,714
Inventories
Inventory write-down		62,422	175,568
Prepaid land use rights
Lease Expenses	557,162	595,716	628,052
Impairment of long-lived assets
Long-lived asset impairment	198,689	1,622,588
Impairment charges included in loss from discontinued operations	200,000	1,600,000
Shipping and handling
Shipping and handling costs	3,147,594	2,708,962	2,054,786
Government subsidies
Unrestricted cash government subsidies	4,742,635	3,578,865	926,173
Government grants related to assets	323,769	690,889	113,735
Foreign currency translation
Aggregate amount of cash and cash equivalents and restricted cash denominated in RMB	28,839,371	30,891,550
Noncontrolling interest
Noncontrolling interest	1,629,161	$ 1,302,027
Treasury Stock
Share repurchase program, authorized amount	5,000,000
Number of shares repurchased | shares		2,356,900
Purchase price of treasury stock		$ 1,350,164
Investment accounted for under cost-method
Cost Method Investments	581,581
Operating Leases, Future Minimum Payments Due	$ 2,943,822
Syed Fire Safety Service Co [Member]
Investment accounted for under cost-method
Cost Method Investment, Ownership Percentage					15.29%	15.29%
Cost Method Investments					$ 581,581	¥ 4,038,900
Subsequent Event [Member]
Basis of presentation
Percentage Of Capacity Increase In Expansion Project				48.00%